LEASES - Supplemental Cash Flow Information Related to Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
LEASES
Cash paid for amounts included in measurement of lease liabilities:- Operating cash flows from finance leases	¥ (501,090)	¥ (532,323)	¥ (591,189)
Cash paid for amounts included in measurement of lease liabilities:- Operating cash flows from operating leases	(283,085)	(244,643)	(236,589)
Cash paid for amounts included in measurement of lease liabilities:- Financing cash flows from finance leases	(986,888)	(1,138,542)	(265,481)
Non-cash information on lease liabilities arising from obtaining ROU assets- Finance leases	16,772	264,958	25,731
Non-cash information on lease liabilities arising from obtaining ROU assets- Operating leases	28,307	151,709	368,069
Non-cash information on lease liabilities and ROU assets derecognized for termination of leases - Finance Leases	237,330	524,180
Non-cash information on lease liabilities and ROU assets derecognized for termination of leases - Operating Leases	48,610	286,774
Gain on early termination of leases - Finance leases	39,350	33,453
Gain on early termination of leases - Operating leases	5,412	10,445
Cash paid for purchase of land use rights and the related initial direct costs of leases	¥ 15,900	¥ 760,610	¥ 875,162
Weighted average discount rate - Other financing obligations	7.58%	8.18%